Consolidated Statements of Cash Flows (Parenthetical)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Dividend on preferred stock, shares of common stock issuable	59,469	59,469	79,292	79,292
Dividend on preferred stock, shares of common stock issuable	0	0